Obligations under finance leases	12 Months Ended
Dec. 31, 2017
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Obligations under finance leases
38	Obligations under finance leases

The Group has commitments under finance lease agreements in respect of aircraft and related equipment. The majority of these leases have terms of 10 to 15 years expiring during the years 2018 to 2032. The Group has made careful assessment on the classification of leased aircraft pursuant to IAS 17 and believes all leased aircraft classified as finance lease meet one or more of the criteria as set out in IAS 17 that would lead to a lease being classified as a finance lease.

As at December 31, 2017 and 2016, future payments under these finance leases are as follows:

	2017			2016
	Present value of the minimum lease payments RMB million	Total minimum lease payments RMB million	Interest RMB million	Present value of the minimum lease payments RMB million	Total minimum lease payments RMB million	Interest RMB million
Within 1 year	8,341	10,764	2,423	8,695	10,663	1,968
After 1 year but within 2 years	8,145	10,257	2,112	6,973	8,683	1,710
After 2 years but within 5 years	25,376	29,627	4,251	21,583	24,795	3,212
After 5 years	26,062	28,251	2,189	24,971	27,247	2,276

	67,924	78,899	10,975	62,222	71,388	9,166
Less: balance due within one year classified as current liabilities	(8,341)			(8,695)

	59,583			53,527

Details of obligations under finance leases are as follows:

	2017	2016
	RMB million	RMB million
USD denominated obligations
Fixed interest rates ranging from 1.75% to 5.03% per annum as at December 31, 2017	7,803	9,761
Floating interest rates ranging from three-month LIBOR + 0.18% to three-month LIBOR + 2.95% per annum as at December 31, 2017	12,544	15,878
Floating interest rates ranging from six-month LIBOR + 0.03% to six-month LIBOR + 3.30% per annum as at December 31, 2017	11,327	15,720

Singapore Dollars denominated obligations
Floating interest rate at six-month SIBOR + 1.44% per annum as at December 31, 2017	292	341

Japanese Yen denominated obligations
Floating interest rate at three-month TIBOR + 0.75% to three-month TIBOR + 1.90% per annum as at December 31, 2017	1,279	1,502
Floating interest rate at six-month TIBOR + 3.00% per annum as at December 31, 2017	295	332

Renminbi denominated obligations
Fixed rate at 4.1% to 4.3% as at December 31, 2017	856	—
Floating interest rate ranging from 75.0% to 106.5% of five-year RMB loan benchmark interest rate announced by the PBOC per annum as at December 31, 2017	28,804	13,852
Floating interest rate at three-month CHN HIBOR + 0.38% as at December 31, 2017	455	503

Euro denominated obligations
Floating interest rate ranging from three-month EURIBOR + 0.32% to three-month EURIBOR + 2.20% per annum as at December 31, 2017	2,701	2,785
Floating interest rate ranging from six-month EURIBOR + 1.45% to six-month EURIBOR + 1.80% per annum as at December 31, 2017	1,568	1,548

	67,924	62,222

As at December 31, 2017, certain of the Group’s aircraft with carrying amounts of RMB82,356 million (December 31, 2016: RMB76,875 million) secured finance lease obligations totaling RMB67,924 million (December 31, 2016: RMB62,222 million).

As at December 31, 2017, the fair value of obligation under finance leases approximate their carrying amount. The fair value is within level 2 of the fair value hierarchy.